Note 11 - Stockholders' Equity (Details) - USD ($)										1 Months Ended							3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	May. 12, 2015	Apr. 20, 2015	Apr. 06, 2015	Jan. 20, 2015	Jan. 16, 2015	Dec. 10, 2014	Mar. 31, 2014	Mar. 26, 2014	Jan. 23, 2014	Apr. 20, 2015	Apr. 30, 2014	Apr. 17, 2014	Apr. 16, 2014	Apr. 16, 2014	Mar. 31, 2014	Feb. 26, 2014	Mar. 31, 2015	Apr. 10, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 25, 2014	Aug. 11, 2014	Jul. 08, 2014	Jun. 18, 2014	Jun. 04, 2014	Mar. 21, 2014	May. 13, 2013	Jan. 24, 2013	Apr. 13, 2011
Maximum [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Value, Subscriptions (in Dollars)						$ 5,000,000
Maximum [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Additional Take-Down Request, Amount (in Dollars)																								$ 125,000
Common Stock, Value, Subscriptions (in Dollars)						$ 5,000,000
Maximum [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Subscription Period						18 months
Settled [Member] | ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Other											8,079,800	8,079,800
Shares Issued, Price Per Share (in Dollars per share)											$ 0.031
Settled Litigation [Member] | ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Other												8,079,800
ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Litigation Settlement, Amount (in Dollars)												$ 250,000				$ 250,000
Subsequent Event [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	67,813,489									14,000,000
Proceeds from Issuance of Common Stock (in Dollars)	$ 929,000	$ 94,000	$ 55,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.0137
Subsequent Event [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																		53,781,201
Proceeds from Issuance of Common Stock (in Dollars)																		$ 780,000
Shares Issued, Price Per Share (in Dollars per share)																		$ 0.013
Upon Effectiveness of Registration Statement [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					500,000															500,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.0169
First Draw Down Notice [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				500,000																500,000
Shares Issued, Price Per Share (in Dollars per share)				$ 0.0161
Series A Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized																			2,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																			$ 0.001
Series B Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized																			4,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																			$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding																				0	467
Preferred Stock, Dividend Rate, Percentage																			4.00%
Series C Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Temporary Equity, Shares Authorized																			1,175
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																			$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding																												260	720
Series D Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Temporary Equity, Shares Authorized																			1,180
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																			$ 0.001	$ 0.001	$ 0.001
Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Subscribed but Unissued																							3,200,000				35,000,000
Initial Take-Down Request, Amount (in Dollars)								$ 300,000
Stock Issued During Period, Shares, New Issues								12,541,806			500,000		44,079,800		500,000
Proceeds from Issuance of Common Stock (in Dollars)							$ 100,000							$ 200,000
Additional Take-Down Request, Amount (in Dollars)																						$ 52,000		$ 125,000	$ 100,000	$ 100,000
Shares Issued, Price Per Share (in Dollars per share)													$ 0.02	$ 0.02
Debt Issuance Costs, Placement Fee, Number of Securities													1,000,000	1,000,000			1,000,000
Common Stock, Subscription Period						18 years
Debt Issuance Costs, Commitment Fee, Number of Securities						1,000,000
Debt Issuance Costs, Commitment Fee, Amount (in Dollars)						$ 17,900
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value (in Dollars)						$ 5,000,000			$ 5,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)																	$ 16,500
Shares of Capital Stock Authorized under Certificate of Incorporation																	501,000,000			501,000,000
Common Stock, Shares Authorized																	500,000,000			500,000,000	500,000,000									500,000,000
Preferred Stock, Shares Authorized																	1,000,000			1,000,000
Preferred Stock, Shares Outstanding																			0
Common Stock, Subscription Period						18 months			18 months
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)																				$ 36,618	$ 40,602